Offerings - Offering: 1	Mar. 01, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Pfizer Netherlands International Finance B.V.
Offering Note
(1)	Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c.
(2)
An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices or upon conversion, exchange or exercise of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(3)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrants are deferring payment of all of the registration fee. Any subsequent registration fees will be paid on a pay-as-you-go
basis. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.